Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 53,161.0	$ 53,968.0
Securities measured at amortized cost	35,159.0	31,800.0
Securities issued	161,401.0	149,046.0
Denominated in US Dollars [member]
Disclosure of financial assets [line items]
Securities issued	80.2	68.4
Denominated in other foreign currencies [member]
Disclosure of financial assets [line items]
Securities issued	4,611.0	2,616.0
Financial assets at fair value [member]
Disclosure of financial assets [line items]
Securities issued	161,712.0	149,599.0
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,545.0	2,368.0
Canada mortgage and housing corporation securities [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Securities issued	1,954.0	1,547.0
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	419.0	609.0
Securities measured at amortized cost [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	420.0	610.0
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	838.0	1,165.0
Securities measured at amortized cost [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	851.0	1,197.0
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,823.0	2,008.0
Securities measured at amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,859.0	2,091.0
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	39.0	69.0
Securities measured at amortized cost [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	40.0	71.0
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	301.0	410.0
Debt securities designated at FVOCI [member] | Insured By CMHC [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	303.0	413.0
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	537.0	888.0
Debt securities designated at FVOCI [member] | Issued by Federal national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	554.0	918.0
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	235.0	367.0
Debt securities designated at FVOCI [member] | Issued by Federal home loan mortgage corporation Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	243.0	380.0
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Amortized cost [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	443.0	655.0
Debt securities designated at FVOCI [member] | Issued by government national mortgage association Securities [member] | Mortgage backed securities [member] | Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 445.0	$ 657.0